Risk management policies (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Committed Facilities
At 31 December 2019, the Group has access to £6.3 billion of committed facilities with maturity dates spread over the years 2020 to 2046 as illustrated below:

		2020 £m	2021 £m	2022 £m	2023 £m	2024+ £m
£ bonds £400m (2.875% 2046)	400.0					400.0
US bond $220m (5.625% 2043)	165.8					165.8
US bond $93m (5.125% 2042)	70.0					70.0
Eurobonds € 600m (1.625% 2030)	507.9					507.9
Eurobonds € 750m (2.25% 2026)	634.9					634.9
Eurobonds € 500m (1.375% 2025)	423.3					423.3
US bond $750m (3.75% 2024)	565.5					565.5
Bank revolver ($2,500m 2024)	1,884.9					1,884.9
Eurobonds € 750m (3.0% 2023)	634.9				634.9
US bond $500m (3.625% 2022)	377.0			377.0
Eurobonds € 250m (3m EURIBOR + 0.45% 2022)	211.6			211.6
Bank revolver (A$150m 2020, A$270m 2021)	222.4	79.4	143.0
Eurobonds € 250m (3m EURIBOR + 0.32% 2020)	211.6	211.6
Total committed facilities available	6,309.8	291.0	143.0	588.6	634.9	4,652.3
Drawn down facilities at 31 December 2019	4,304.2	216.9	96.4	588.6	634.9	2,767.4
Undrawn committed credit facilities	2,005.6

Summary of currency risk

	2019 1 £m	2018 1 £m
US dollar	240.5	278.1
Euro	153.0	211.4
Notes 1 Figures have been restated, as described in the accounting policies.